Investment Properties - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Investment properties	¥ 13,374	¥ 14,217
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment properties	13,374	14,217	¥ 12,141
Buildings [member] | Fair value [member]
Disclosure of detailed information about investment property [line items]
Investment properties	16,626	17,285	¥ 14,870
Building in process to obtain title certificates [member]
Disclosure of detailed information about investment property [line items]
Investment properties	¥ 981	¥ 1,044